united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

Decathlon Market Neutral Fund

(formerly BCM Market Neutral Fund)

Class A Shares (DECMX)
Institutional Class Shares (DECIX)

Semi-Annual Report
June 30, 2023

1-833-786-1121
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 29, 2023

Dear Shareholders:

Roughly nine months ago the Decathlon Moderate Fund was converted to the Decathlon Market Neutral Fund, changing the objective of the strategy from a relative return to an absolute return. The results for the first 6-months of 2023, December 31, 2022, to June 30, 2023, have been mixed. The institutional class shares have produced a return of 0.92%, while the A class shares have returned 0.69%, below our annualized target range. The fund’s primary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 2.27%. Despite a difficult start to the year, we are encouraged as we believe the first half’s results are due to the high volatility of our fundamentally driven portfolio, which has improved in the time since June 30th. The core engine of our strategy, the Decathlon Quantitative System, has performed above our expectations in the first half of the year within its portion of the portfolio.

The bullish narrative of a soft landing, in which the economy can experience lower inflation without a requisite decrease in growth or increase in unemployment, drove risk assets higher throughout the first half of the year. This sentiment generally drove the riskiest assets up the most, most acutely anything that could be loosely associated with “Artificial Intelligence” or AI. The market seemingly decided that the next wave of economic innovation was occurring after the world was formally introduced to Chatbots like Chat GPT and Google’s BARD. As a firm with over a decade of experience training models in Machine Learning we are skeptical that the recent developments in Artificial Intelligence will represent a step-change in productivity and innovation rather than simply help produce the on-going incremental changes to which the software industry has come accustomed to for many years. At the close of the quarter our systems were generally quite cautious as was our own thinking, simply because the market has run quite a bit ahead of fundamentals. While this is the type of behavior one might see at the beginning of a new Bull Cycle it also creates a high bar for ongoing equity market performance.

Our fundamental portfolio was poorly positioned for this environment as we are generally short profitless companies, which are also the riskiest and proved to have high beta to equity markets in the first half of the year. While over time we would expect these businesses to continue to require painful restructuring, additional capital or even wholesale business model changes, they are highly susceptible to vicious upward rallies in the short term. In the first half of the year the stocks of the most shorted companies inside the Russell 30001 outperformed general indices in aggregate, with staggering runs of performance in January and February and again in May and June. On the balance of the year, both the long and short sides of our fundamental portfolio have outperformed the broad equity market but the shares of companies we are short by more than those of the companies we are long. While in hindsight there will always be mistakes, we are confident that this performance is a result of the market environment rather than our own judgment of these businesses.

Our Decathlon Quantitative portfolio has not been harmed by the speculative environment we have seen thus far in the year. The Semiconductors and general Technology sectors have been among the most favored positions within our system, combined with the Homebuilders these three consistently owned

[1]	As measured by the UBS High Short Interest Index from 12/31/2022 to 6/30/2023. This index selects the 100 most shorted stock in the Russell 3000.

sectors were among the top 5 performers within our entire investment universe for the first half of the year. Semiconductors have long been a favorite of our systems as they have outperformed the market over long periods of time due to their vastly improved industry structure (consolidation) and their structural growth as the “picks and shovels” for Technology companies. Investors became particularly enamored with this sector during the aforementioned “AI boom” which started in mid-May of this year. Homebuilders have been a completely different story as their shares were punished on the prospect of higher mortgage rates starting in 2022. While high mortgage rates have had a huge effect on overall housing activity, many would be home-sellers are now locked into their existing homes, effectively removing tons of competing inventory for new home builders. Despite a much smaller overall market for homes, homebuilders have taken a much larger share of home transactions and managed to defy the low expectations investors placed upon them. Aside from the aforementioned securities most of the positive performance from our quantitative systems has occurred on the short side. In strong markets finding absolute negative performing equities is typically challenging but our system was able to do this within the broad Asia sector in the second half of this year. This converted market-matching long performance into strong absolute long-short performance for the Quantitative portion of the portfolio in the second quarter.

As the year progresses, we remain optimistic that the drag from our volatile fundamental portfolio will subside and if the steady performance of our Decathlon Quantitative portfolio continues, we can produce an attractive risk-adjusted result for our shareholders within the balance of the year.

Beaumont Capital Management	Advisors Preferred, LLLC

Sub-advisor to the Fund	Advisor to the Fund

Decathlon Market Neutral Fund
Portfolio Review (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, as compared to its benchmark:

		Not Annualized
	Six	One	Since Inception
	Months	Year	April 19, 2021
Decathlon Market Neutral Fund - Class A without load	0.69%	2.46%	(4.99)%
Decathlon Market Neutral Fund - Class A with load	(4.06)%	(2.45)%	(7.07)%
Decathlon Market Neutral Fund - Institutional Class	0.92%	2.92%	(4.64)%
ICE BofA 3-Month U.S. Treasury Bill Index**	2.27%	3.62%	1.70%
Dow Jones Moderately Conservative U.S. Portfolio Index ***	5.26%	(4.90)%	(3.75)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The total gross estimated operating expenses including underlying funds as stated in the fee table of the Fund’s prospectus dated May 1, 2023 is 4.69% for Class A, and 4.24% for Institutional Class. Class A shares are subject to a maximum sales charge (load) of 4.75%. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus and current performance may be obtained by calling 1-833-786-1121.

**	ICE BofA 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The Dow Jones Moderately Conservative U.S. Portfolio Index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

+	Inception date is April 19, 2021 for Class A and Institutional Class.

Schedule Composition	% of Net Assets
Money Market Funds	50.2%
Exchange Traded Funds	35.5%
Common Stocks	21.0%
Open End Funds	0.5%
Preferred Stocks	0.3%
Corporate Bonds	0.4%
Liabilities in Excess of Other Assets(1)	(7.90)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

(1)	Net of call and put options written and securities sold short.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 21.0%
	APPAREL & TEXTILE PRODUCTS - 1.2%
8,561	Allbirds, Inc.(a)	$10,787
308	Capri Holdings Ltd.(a)	11,055
		21,842
	AUTOMOTIVE - 0.7%
822	Rivian Automotive, Inc.(a)	13,695

	BANKING - 1.1%
182	East West Bancorp, Inc.	9,608
901	Huntington Bancshares, Inc.	9,713
		19,321
	BIOTECH & PHARMA - 2.2%
973	Elanco Animal Health, Inc.(a)	9,788
37	Eli Lilly and Company	17,353
77	Novo Nordisk A/S - ADR	12,461
		39,602
	DIVERSIFIED INDUSTRIALS - 0.5%
47	Eaton Corp plc	9,452

	E-COMMERCE DISCRETIONARY - 1.2%
167	Amazon.com, Inc.(a)	21,770

	ENTERTAINMENT CONTENT - 0.9%
1,248	Warner Bros Discovery, Inc.(a)	15,650

	HOME & OFFICE PRODUCTS - 0.1%
48	iRobot Corporation(a)	2,172

	HOME CONSTRUCTION - 0.8%
180	Toll Brothers, Inc.	14,233

	INTERNET MEDIA & SERVICES - 2.1%
153	Alphabet, Inc., Class A(a)	18,314
105	Expedia Group, Inc.(a)	11,486

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 21.0% (Continued)
	INTERNET MEDIA & SERVICES - 2.1% (Continued)
234	Uber Technologies, Inc.(a)	$10,102
		39,902
	LEISURE FACILITIES & SERVICES - 1.8%
425	DraftKings, Inc., Class A(a)	11,292
109	Flutter Entertainment plc - ADR(a)	11,060
239	MGM Resorts International	10,497
		32,849
	MEDICAL EQUIPMENT & DEVICES - 0.7%
1,115	Zimvie, Inc.(a)	12,521

	MORTGAGE FINANCE - 1.3%
579	Blackstone Mortgage Trust, Inc., Class A	12,049
586	Starwood Property Trust, Inc.	11,368
		23,417
	RETAIL - DISCRETIONARY - 0.7%
102	Williams-Sonoma, Inc.	12,764

	SEMICONDUCTORS - 0.7%
374	Intel Corporation	12,507

	SOFTWARE - 1.9%
61	Microsoft Corporation	20,772
117	Oracle Corporation	13,934
		34,706
	SPECIALTY FINANCE - 2.1%
143	Capital One Financial Corporation	15,640
2,913	SoFi Technologies, Inc.(a)	24,294
		39,934
	TECHNOLOGY SERVICES - 0.5%
1,268	Thoughtworks Holding, Inc.(a)	9,573

	TRANSPORTATION & LOGISTICS - 0.5%
461	Air Transport Services Group, Inc.(a)	8,699

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 21.0% (Continued)
	TRANSPORTATION & LOGISTICS - 0.5% (Continued)

	TOTAL COMMON STOCKS (Cost $342,302)	$384,609

	EXCHANGE-TRADED FUNDS — 35.5%
	EQUITY - 35.5%
785	iShares Europe ETF	39,674
569	iShares Global 100 ETF	43,278
464	iShares Global Healthcare ETF	39,435
480	iShares Global Materials ETF	39,288
907	iShares India 50 ETF	40,851
2,115	iShares MSCI Europe Financials ETF	40,566
881	iShares MSCI Eurozone ETF	40,367
1,406	iShares MSCI Germany ETF	40,169
559	iShares MSCI Japan Small-Cap ETF	38,223
1,431	iShares MSCI Spain ETF	41,356
863	iShares MSCI Switzerland ETF	39,879
882	iShares MSCI Taiwan ETF	41,472
382	iShares S&P Mid-Cap 400 Value ETF	40,924
309	iShares U.S. Basic Materials ETF	41,112
526	iShares U.S. Home Construction ETF	44,942
308	SPDR S&P Oil & Gas Exploration & Production ETF	39,680
		651,216

	TOTAL EXCHANGE-TRADED FUNDS (Cost $619,714)	651,216

	OPEN END FUNDS — 0.5%
	SPECIALTY - 0.5%
500	Grayscale Bitcoin Trust BTC(a)	9,595

	TOTAL OPEN END FUNDS (Cost $8,859)	9,595

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares				Fair Value
	PREFERRED STOCKS — 0.3%
	BANKING — 0.0%(b)
795	First Republic Bank			$11

	LEISURE FACILITIES & SERVICES — 0.3%
3,241	AMC Entertainment Holdings, Inc.(a)			5,639

	TOTAL PREFERRED STOCKS (Cost $9,915)			5,650

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 0.4%
	PUBLISHING & BROADCASTING — 0.4%
12,000	iHeartCommunications, Inc.	8.3750	05/01/27	8,013

	TOTAL CORPORATE BONDS (Cost $9,008)			8,013

Shares
	SHORT-TERM INVESTMENTS — 50.2%
	MONEY MARKET FUNDS - 50.2%
669,156	Fidelity Government Portfolio, Class I, 4.98%(c)			669,156
253,658	First American Government Obligations Fund, Class X, 5.01%(c)			253,658
	TOTAL MONEY MARKET FUNDS (Cost $922,814)			922,814

	TOTAL SHORT-TERM INVESTMENTS (Cost $922,814)			922,814

	TOTAL INVESTMENTS - 107.9% (Cost $1,912,612)			$1,981,897
	CALL OPTIONS WRITTEN - (7.8)% (Premiums Received - $76,134)			(143,693)
	PUT OPTIONS WRITTEN - 0.0% (Premiums Received - $1,327)			(145)
	SECURITIES SOLD SHORT — (43.2)% (Proceeds - $767,242)			(793,728)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 43.1%			792,119
	NET ASSETS - 100.0%			$1,836,450

Contracts(d)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (7.8)%
	CALL OPTIONS WRITTEN- (7.8)%
20	Affirm Holdings, Inc.	01/19/2024	$10	$30,660	$13,280

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Contracts(d)
(continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (7.8)%
	CALL OPTIONS WRITTEN- (7.8)% (Continued)
7	C3.ai, Inc.	01/19/2024	$20	$25,501	$12,187
3	Chewy, Inc.	01/19/2024	38	11,841	2,205
3	Coinbase Global, Inc.	01/19/2024	60	21,465	6,705
2	DoorDash, Inc.	01/19/2024	60	15,284	4,460
6	Gitlab, Inc.	01/19/2024	35	30,666	11,730
26	Lucid Group, Inc.	01/19/2024	7	17,914	4,108
1	Madrigal Pharmaceuticals, Inc.	01/19/2024	280	23,100	2,800
13	Marathon Digital Holdings, Inc.	01/17/2025	15	18,018	7,995
1	MongoDB, Inc.	01/19/2024	220	41,099	20,269
20	Redfin Corporation	01/19/2024	10	24,840	9,000
18	Robinhood Markets, Inc.	01/19/2024	10	17,964	3,060
2	Roku, Inc.	09/15/2023	75	12,792	692
3	Roku, Inc.	01/19/2024	65	19,188	3,492
3	Shopify, Inc.	01/19/2024	50	19,380	5,895
1	Snowflake, Inc.	01/19/2024	140	17,598	5,033
1	Snowflake, Inc.	01/19/2024	150	17,598	4,407
9	Upstart Holdings, Inc.	07/21/2023	25	32,229	9,900
5	Wayfair, Inc.	01/19/2024	35	32,505	16,475
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $76,134)				143,693

	PUT OPTIONS WRITTEN - 0.0%(e)
29	AMC Entertainment Holdings, Inc.	07/21/2023	$2	$12,760	$145
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,327)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $77,461)				$143,838

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS(a) — (0.7)%
	LEISURE FACILITIES & SERVICES - (0.7)%
(2,860)	AMC Entertainment Holdings, Inc., Class A	$(12,584)

	EXCHANGE-TRADED FUNDS(a) — (42.6)%
	EQUITY - (39.4)%
(259)	Consumer Discretionary Select Sector SPDR Fund	(43,980)
(263)	First Trust Dow Jones Internet Index Fund	(42,866)
(148)	Health Care Select Sector SPDR Fund	(19,644)
(673)	iShares Asia 50 ETF	(40,104)
(1,436)	iShares China Large-Cap ETF	(39,045)
(400)	iShares Core S&P Small-Cap ETF	(39,860)
(1,388)	iShares International Developed Property ETF	(36,255)
(1,329)	iShares MSCI Brazil ETF	(43,099)
(1,143)	iShares MSCI BRIC ETF	(39,091)
(998)	iShares MSCI Emerging Markets ETF	(39,481)
(1,999)	iShares MSCI Hong Kong ETF	(38,641)
(1,914)	iShares MSCI Singapore ETF	(35,428)
(174)	iShares Russell 2000 Growth ETF	(42,223)
(36)	iShares Transportation Average ETF	(8,994)
(88)	iShares U.S. Industrials ETF	(9,332)
(365)	Renaissance IPO ETF	(11,938)
(70)	SPDR S&P 500 ETF Trust	(31,030)
(490)	SPDR S&P Biotech ETF	(40,768)
(43)	SPDR S&P MidCap 400 ETF Trust	(20,593)
(195)	SPDR S&P Retail ETF	(12,431)
(576)	Utilities Select Sector SPDR Fund	(37,693)
(596)	Vanguard Real Estate ETF	(49,801)
		(722,297)
	FIXED INCOME - (3.2)%
(85)	iShares 3-7 Year Treasury Bond ETF	(9,797)
(119)	iShares iBoxx $ High Yield Corporate Bond ETF	(8,933)
(1,297)	iShares Preferred & Income Securities ETF	(40,117)
		(58,847)

The accompanying notes are an integral part of these financial statements.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS(a) — (42.6)% (Continued)
	FIXED INCOME - (3.2)% (Continued)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $767,242)	$(793,728)

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to greater than (0.1%).

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments Securities:
At Cost	$1,912,612
At Value	$1,981,897
Deposits with the Broker	803,484
Receivable for Securities Sold	84,117
Dividends and Interest Receivable	4,473
Total Assets	2,873,971

Liabilities:
Securities Sold Short (Proceeds $767,242)	793,728
Options Written, at value (Premiums received $77,461)	143,838
Payable for Securities Purchased	80,862
Accrued Advisory Fees	18,999
Accrued Distribution Fees	59
Accrued Shareholder Servicing Fees	35
Total Liabilities	1,037,521

Net Assets	$1,836,450

Composition of Net Assets:
Net Assets consisted of:
Paid in Capital	$2,307,262
Accumulated Deficit	(470,812)
Net Assets	$1,836,450

Net Asset Value, Offering Price and Redemption Price Per Share
Class A:
Net Assets	$287,230
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	32,820
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.75
Maximum Offering Price Per Share (Maximum sales charge of 4.75%)(a)	$9.19

Institutional Class:
Net Assets	$1,549,220
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	176,126
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.80

(a)	On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2023

Investment Income:
Dividend Income	$7,456
Interest Income	20,092
Total Investment Income	27,548

Expenses:
Investment Advisory Fees	7,955
Distribution (12b-1) Fees - Class A	340
Shareholder Services Fees - Class A	204
Interest Expense on Securities Sold Short	45,894
Dividend Expense on Securities Sold Short	8,513
Total Expenses	62,906
Net Investment Loss	(35,358)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments and Options Purchased	45,748
Securities Sold Short	(23,382)
Options Written	35,546
Total Net Realized Gain	57,912
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Options Purchased	111,113
Securities Sold Short	(47,831)
Options Written	(70,885)
Total Net Change in Unrealized Depreciation	(7,603)
Net Realized and Unrealized Gain on Investments	50,309

Net Decrease in Net Assets Resulting From Operations	$14,951

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the Year
	Six Months Ended	Ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net Investment Loss	$(35,358)	$(2,853)
Net Realized Gain (Loss) from Investments, Options and Securities Sold Short	57,912	(467,322)
Capital Gain Distributions from other Investment Companies	—	5,018
Net Change in Unrealized Depreciation on Investments, Options and Securities Sold Short	(7,603)	(6,164)
Net Decrease in Net Assets Resulting From Operations	14,951	(471,321)

Distributions to Shareholders:
From Return of Capital:
Class A	—	(697)
Institutional Class	—	(4,878)
Total Distributions to Shareholders	—	(5,575)

Shares of Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	55,458	116,294
Distributions Reinvested	—	697
Cost of Shares Redeemed	(4,799)	(38,546)
	50,659	78,445
Institutional Class Shares:
Proceeds from Shares Issued	268,329	1,677,068
Distributions Reinvested	—	3,759
Cost of Shares Redeemed	(157,340)	(4,519,619)
	110,989	(2,838,792)

Net Increase (Decrease) from Beneficial Interest Transactions	161,648	(2,760,347)

Net Increase (Decrease) in Net Assets	176,599	(3,237,243)

Net Assets:
Beginning of Period	1,659,851	4,897,094
End of Period	$1,836,450	$1,659,851

Share Activity:
Class A Shares:
Shares Issued	6,325	12,657
Shares Reinvested	—	81
Shares Redeemed	(541)	(4,154)
Net increase in shares of beneficial interest outstanding	5,784	8,584

Institutional Class Shares:
Shares Issued	30,626	179,674
Shares Reinvested	—	438
Shares Redeemed	(17,955)	(487,056)
Net increase (decrease) in shares of beneficial interest outstanding	12,671	(306,944)

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Decathlon Market Neutral Fund
	Class A
	For the		For the	For the Period *
	Six Months Ended		Year Ended	Ended
	June 30, 2023		December 31, 2022	December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.69		$10.02	$10.00
From Operations:
Net investment income (loss) (a)	(0.19)		(0.05)	0.08
Net gain (loss) from investments (realized and unrealized)	0.25		(1.25)	0.12
Total from operations	0.06		(1.30)	0.20

Distributions to shareholders from:
Net investment income	—		—	(0.07)
Net realized gains	—		—	(0.11)
Return of capital	—		(0.03)	—
Total distributions	—		(0.03)	(0.18)
Net Asset Value, End of Year/Period	$8.75		$8.69	$10.02

Total Return (b)	0.69	% (g)	(13.00)%	1.96	% (e)(g)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$287		$235	$185
Ratio of expenses to average net assets (c,f)	7.51	% (h)	2.68%	1.49	% (h)
Ratio of net investment income (loss) to average net assets (c,d)	(4.37	)% (h)	0.57%	1.10	% (h)
Portfolio turnover rate	196	% (g)	354%	293	% (g)

*	For the period April 19, 2021 (commencement of operations) through December 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Ratio of expenses to average net assets excluding interest expense and dividend	1.30%	1.47%	1.49%

(g)	Not annualized.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Decathlon Market Neutral Fund
	Institutional Class
	For the		For the	For the Period *
	Six Months Ended		Year Ended	Ended
	June 30, 2023		December 31, 2022	December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.72		$10.02	$10.00
From Operations:
Net investment income (loss) (a)	(0.17)		(0.01)	0.08
Net gain (loss) from investments (realized and unrealized)	0.25		(1.25)	0.13
Total from operations	0.08		(1.26)	0.21

Distributions to shareholders from:
Net investment income	—		—	(0.08)
Net realized gains	—		—	(0.11)
Return of capital	—		(0.04)	—
Total distributions	—		(0.04)	(0.19)
Net Asset Value, End of Year/Period	$8.80		$8.72	$10.02

Total Return (b)	0.92	% (f)	(12.60)%	2.11	% (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,549		$1,425	$4,712
Ratio of expenses to average net assets (c,e)	7.05	% (g)	1.83%	1.24	% (g)
Ratio of net investment income (loss) to average net assets (c,d)	(3.93	)% (g)	(0.07)%	1.13	% (g)
Portfolio turnover rate	196	% (f)	354%	293	% (f)

*	For the period April 19, 2021 (commencement of operations) through December 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the

(e)	Ratio of expenses to average net assets excluding interest expense and dividend	0.90%	1.17%	1.24%

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

Decathlon Market Neutral Fund, formerly BCM Market Neutral Fund and BCM Decathlon Moderate Fund (“Fund”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks capital gains. The Fund commenced operations on April 19, 2021.

The Fund currently offers two classes of shares: Class A and Institutional Class. Class A shares of the Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 4.75%. Institutional Class shares of the Fund are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific shareholder servicing and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors/trustees of the Underlying Funds.

The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2023 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$384,609	$—	$—	$384,609
Exchange-Traded Funds	651,216	—	—	651,216
Open-End Funds	9,595	—	—	9,595
Preferred Stocks	5,650	—	—	5,650
Corporate Bonds	—	8,013	—	8,013
Short-Term Investments	922,814	—	—	922,814
Total Assets	$1,973,884	$8,013	$—	$1,981,897
Liabilities *
Call Options Written	(143,693)	—	—	(143,693)
Put Options Written	(145)	—	—	(145)
Securities Sold Short	(793,728)	—	—	(793,728)
Total Liabilities	$(937,566)	$8,013	$—	$(929,553)

*	Refer to the Schedule of Investments for industry classifications/asset classes.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2022 or expected to be

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

taken in the Fund’s December 31, 2023 year-end tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. The Company is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Company’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2023:

Derivative Investments Type	Risk	Location on the Statement of Assets and Liabilities	Amount
Options Written	Equity	Options Written, at value	$(143,838)

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the six months ended June 30, 2023:

Derivative Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments and Options Purchased	$672
Options Written	Equity	Net Realized Gain on Options Written	35,546

Options Purchased	Equity	Net Change in Unrealized Depreciation on Investments and Options Purchased	775
Options Written	Equity	Net Change in Unrealized Appreciation on Options Written	(70,885)

The notional value of the derivative instruments outstanding as of June 30, 2023 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange-Traded Funds (“ETFs”) – The Fund invests in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Market Risk: Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,006,590 and $1,924,837, respectively.

4.	INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Fund. The Advisor has engaged Beaumont Capital Management, LLC (the “Sub-Advisor”) to serve as the sub-advisor to the Fund whereby the Sub-Advisor will direct investment activities of the Fund. The Sub-Advisor is paid by the Advisor and not the Fund.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% (previously 1.24% through July 15, 2022) of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid $7,955 in advisory fees from which the Advisor pays all operating expenses of the Fund, with the exception of Rule 12b-1 distribution fees, Class A shareholder servicing fees, brokerage fees and commissions, non-recurring and extraordinary expenses, borrowing costs and short selling costs.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, UFS provides administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

BluGiant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

The Trust has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A shares pursuant to which the Fund pays fees to Ceros Financial Services, Inc. (“Ceros” or “Distributor”), an affiliate of the Advisor, to provide distribution and/or shareholder services to the Fund. Under the Rule 12b-1 Plan, Class A shares of the Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Class A shares as compensation to the Distributor for providing account maintenance and distribution services to shareholders. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended June 30, 2023 pursuant to the Rule 12b-1 Plan, the Class A shares of the Fund paid $340, which was paid out to brokers and dealers.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2023, the Distributor received $1,905 in underwriting commissions for sales of Class A shares of the Fund, of which $249 was retained by the principal underwriter.

The Board has approved shareholder servicing fees with respect to Class A shares of the Fund. A monthly service fee is calculated by the Fund at an annual rate of 0.15% of the average daily net assets of Class A and is paid to service providers to provide compensation for ongoing shareholder servicing activities or service and/or account maintenance services not otherwise required to be provided by the Advisor. During the six months ended June 30, 2023, the Class A shares of the Fund paid $204, which was paid out to brokers and dealers.

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the six months ended June 30, 2023, Ceros, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund and received $1,568 in trade commissions.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2023, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Depreciation
$1,091,419	$87,784	$(134,872)	$(47,088)

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended December 31, 2021 and December 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2022	December 31, 2021 *
Ordinary Income	$—	$91,634
Return of Capital	5,575	—
	$5,575	$91,634

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $2,616 for the period ended December 31, 2021, which have been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

As of December 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(446,278)	$—	$(39,485)	$(485,763)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$413,645	$32,633	$446,278	$—

Decathlon Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Permanent book and tax differences, primarily attributable to net operating losses and distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2022, as follows:

Paid In	Accumulated
Capital	Deficit
$226	$(226)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2023, National Financial Services LLC held approximately 50% of the Fund for the benefit of its customers.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests greater than 25% of their assets in the corresponding investment. The Fund may redeem its investment from the investment at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. At June 30, 2023, the Fund was invested in the following:

Investment	Percentage of Net Assets
Fidelity Government Portfolio, Class I	36.4%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Decathlon Market Neutral Fund
EXPENSE EXAMPLE (Unaudited)
June 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Table 1. Actual Expenses

The “Actual Expenses” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Decathlon Market Neutral Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Decathlon Market Neutral Fund
Table 1

Actual Expenses	Annualized Expense Ratio	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period * 1/1/2023-6/30/2023
Class A	7.51%	$1,000.00	$1,006.90	$37.37
Institutional Class	7.05%	$1,000.00	$1,009.20	$35.12

Table 2

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period * 1/1/2023-6/30/2023
Class A	7.51%	$1,000.00	$987.55	$37.01
Institutional Class	7.05%	$1,000.00	$989.83	$34.78

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

Decathlon Market Neutral Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

Change in Independent Registered Public Accounting Firm

On March 7, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Decathlon Market Neutral Fund (the “Fund”), a series of Advisors Preferred Trust. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund for the two fiscal years ended December 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended December 31, 2022, and during the subsequent interim period through March 7, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On April 20, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023.

During the two fiscal years ended December 31, 2022, and during the subsequent interim period through March 7, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Decathlon Market Neutral Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the period ended June 30, 2023, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Fund’s investments and they determined that, generally, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Does Advisors
	Preferred Trust	Can you limit this
Reasons we can share your personal information	share?	sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-786-1121 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-786-1121.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Beaumont Capital Management, LLC
125 Newbury Street, 4th Floor
Boston, MA 02116

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BCM-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in Registrant’s Independent Public Accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 9/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 9/5/23

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 9/5/23